Marketable Debt Securities, Available-for-Sale -Schedule of Available-for-Sale Securities Reconciliation (Detail) $ in Thousands	Jun. 30, 2022 USD ($)
Due greater than 90 days and less than one year
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	$ 45,360
Gross Unrealized Gains	0
Gross Unrealized Losses	(109)
Fair Value	45,251
Due one to three years
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	18,931
Gross Unrealized Gains	4
Gross Unrealized Losses	(108)
Fair Value	18,827
Certificates of Deposit [Member] | Due greater than 90 days and less than one year
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	5,995
Gross Unrealized Gains	0
Gross Unrealized Losses	(16)
Fair Value	5,979
Commercial Paper [Member] | Due greater than 90 days and less than one year
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	29,730
Gross Unrealized Gains	0
Gross Unrealized Losses	(66)
Fair Value	29,664
Corporate Debt Securities [Member] | Due greater than 90 days and less than one year
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	645
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Value	645
Corporate Debt Securities [Member] | Due one to three years
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	6,766
Gross Unrealized Gains	0
Gross Unrealized Losses	(62)
Fair Value	6,704
US Government Debt Securities [Member] | Due greater than 90 days and less than one year
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	8,990
Gross Unrealized Gains	0
Gross Unrealized Losses	(27)
Fair Value	8,963
US Government Debt Securities [Member] | Due one to three years
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	8,951
Gross Unrealized Gains	4
Gross Unrealized Losses	(32)
Fair Value	8,923
Asset-Backed Securities [Member] | Due one to three years
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	2,791
Gross Unrealized Gains	0
Gross Unrealized Losses	(12)
Fair Value	2,779
Non US Government Securities [Member] | Due one to three years
Debt Securities, Available-for-Sale [Line Items]
Amortized Costs	423
Gross Unrealized Gains	0
Gross Unrealized Losses	(2)
Fair Value	$ 421